SUBSEQUENT EVENT	12 Months Ended
Dec. 31, 2012
Subsequent Event [Abstract]
SUBSEQUENT EVENT

NOTE S – SUBSEQUENT EVENT

As previously disclosed on the Company’s current report on Form 8-K filed with the Securities and Exchange Commission on March 13, 2013, the Company entered into a plan of merger by and among Integrated Electrical Services, Inc. (“IES”) and the Company, dated as of March 13, 2013 (the “Merger Agreement”), whereby the Company will merge with and into IES, with IES as the surviving entity. Stockholders of the Company will have the right to elect to receive a guaranteed $1.415 per share or have their shares converted to shares of IES or a mix of cash consideration and stock consideration, depending if certain conditions are met.